LEASE OBLIGATIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2020 CAD ($)	Jul. 01, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Lease Obligations [Line Items]
Monthly lease obligation	$ 5,525	$ 4,079
Lease agreement term	3 years	3 years
Right-of-use asset and lease liability		$ 0	$ 138,684	$ 348,244			$ 1,008,331	$ 739,106
Revalued right-of-use-asset					$ 932,123	$ 687,957
Percentages of lease discount rate	3.45%	3.45%
Undiscounted cash flows for office lease agreement		$ 0
Lease revenues		50,767	52,668	53,623
Lease expense capitalised to exploration and evaluation assets		$ 20,400	$ 20,400	$ 20,400